Segment Information	12 Months Ended
Dec. 31, 2018
Segment Reporting [Abstract]
Segment Information
20. Segment Information

The Group’s chief operating decision maker ("CODM") has been identified as the chief executive officer. Prior to 2017, the CODM reviewed results in two segments: (i) the brand e-commerce segment, which provides ecommerce solutions to brand partners and other customers, including IT services, store operations, digital marketing, customer services, warehousing and fulfillment, and (ii) the Maikefeng segment, which operates the retail online platform, Maikefeng. Due to the unsatisfactory operating performance of Maikefeng, the Group scaled down the business operation of Maikefeng and is in the process of selling of Maikefeng's inventory in 2017. As a result of the reduction of Maikefeng's operations, starting from 2017, the CODM reviews the consolidated results of the Group as a whole when making decisions about allocating resources and assessing performance of the Group. Given this change in the composition of the Group's reportable segments, prior year segment information was restated and thus no segment information was presented for 2016.

The Group mainly operates in the PRC and most of the Group’s long-lived assets are located in the PRC. Most of the Group’s revenues are derived from the PRC.